Financial Expenses	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Expenses [Abstract]
Disclosure of financial expenses [text block]
18.	Financial expenses

This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	370,159	144,815	-
Interest on senior unsecured credit facility (Note 10(a))	49,551	44,678	51,155
Other financial expenses	6,492	10,934	1,880
Amortization debt issuance cost	2,419	4,479	8,901
Extinguishment debt - debt issuance cost	1,902	6,266	-
Interest on shareholder loans	-	7,992	19,836
Capitalized Interest	(3,790)	(2,252)	(1,334)

	426,733	216,912	80,438

(a)
For the year ended December 31, 2018, represents interest and interest on penalties associated to (i) disputed mining royalties for the year 2009 through the year 2013 of US$218.7 million, (ii) income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$75.7 million, (iii) SMT for the year 2011 through the year 2013 of US$51.0 million and (iv) ITAN for the years 2009, 2010, 2011 and 2013 of US$12.1 million, interest paid on the royalty installment payment program for the year 2006 through the year 2008 of US$6.1 million, deferral interest related to the new royalty installment payment programs for the period January 2009 through the period September 2011 of US$5.3 million and interest of amended tax return for the year 2013 for GEM refund of US$1.3 million.

For the year ended December 31, 2017, represents financial expenses related to interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties for the period December 2006 through the year 2008 of US$141.7 million and interest on ITAN 2012 of US$3.1 million.